Pension And Other Postretirement Employee Benefits Plans (Schedule Of Expected Long-Term Rate Of Return On Assets Assumptions) (Details)	12 Months Ended
Dec. 31, 2013
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.39% [1]
Pension Plan [Member] | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.83%
Pension Plan [Member] | US Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.20%
Pension Plan [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.20%
Pension Plan [Member] | Credit Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.87%
Pension Plan [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.30%
Pension Plan [Member] | Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	4.72%
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.05%
OPEB [Member] | 401(h) Accounts [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.59%
OPEB [Member] | Life Insurance VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.71%
OPEB [Member] | Union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.71%
OPEB [Member] | Non-union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	3.80%

[1]	The 2014 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 4.72%.